Income Tax Expense - Schedule of Effective Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Effective Income Tax [Abstract]
Profit before income tax (continuing business)	$ 3,818,032	$ 3,043,779	$ (55,382,660)
Tax calculated at a tax rate of 25%	954,508	760,945	(13,845,665)
Effect of preferential tax rate	(416,084)	6,614	13,471,587
Permanent difference for non-deductible expense	253,296		1,035
Permanent difference for non-tax or favorable tax items	(27,069)
Deferred tax not provided for	125,289	6,260	384,958
Operating loss deducted in current year	(145,715)	(773,819)	(11,294)
Income tax expense	$ 744,225		$ 621